LAND USE RIGHTS, NET - Additional information (Details) - Land use rights ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Expected amortization expense
2022	¥ 28
2023	28
2024	28
2025	28
2026	28
2027 and thereafter	¥ 998